Exhibit 99.3

Monthly Investor Report: Verizon Master Trust - VZMT 2024-3

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
July 2026		08/20/2026		28		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	4/20/27	04/22/2030	$604,635,000.00		5.34%			5.34%
Class A-1b	4/20/27	04/22/2030	$175,000,000.00	31	SOFR +0.58%	08/13/2026	3.63650%	4.22%
Class B	4/20/27	04/22/2030	$59,605,000.00		5.54%			5.54%
Class C	4/20/27	04/22/2030	$35,760,000.00		5.73%			5.73%

Total			$875,000,000.00

Series 2024-3 Allocation % x Group One Available Funds	$61,524,426.00
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$61,524,426.00

Beginning of Period Reserve Account Balance	$9,536,784.74
Required Reserve Amount	$9,536,784.74
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$9,536,784.74

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$66.72	$66.72	$0.00	$0.00	$61,524,359.28
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$61,524,359.28
Asset Representations Reviewer Fee	$34.27	$34.27	$0.00	$0.00	$61,524,325.01
Supplemental ARR Fee	$137.10	$137.10	$0.00	$0.00	$61,524,187.91
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$61,522,937.91
Servicing Fee	$680,362.66	$680,362.66	$0.00	$0.00	$60,842,575.25
Class A-1a Note Interest	$2,690,625.75	$2,690,625.75	$0.00	$0.00	$58,151,949.50
Class A-1b Note Interest	$635,403.13	$635,403.13	$0.00	$0.00	$57,516,546.37
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$57,516,546.37
Class B Note Interest	$275,176.42	$275,176.42	$0.00	$0.00	$57,241,369.95
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$57,241,369.95
Class C Note Interest	$170,754.00	$170,754.00	$0.00	$0.00	$57,070,615.95
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$57,070,615.95
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$57,070,615.95
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$57,070,615.95
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$57,070,615.95
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$57,070,615.95
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$57,070,615.95
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$57,070,615.95
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$57,070,615.95
Class R Interest	$57,070,615.95	$57,070,615.95	$0.00	$0.00	$0.00

Total	$61,524,426.00	$61,524,426.00	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,690,625.75	$0.00	$0.00	$2,690,625.75
Class A-1b	$0.00	$0.00	$635,403.13	$0.00	$0.00	$635,403.13
Class B	$0.00	$0.00	$275,176.42	$0.00	$0.00	$275,176.42
Class C	$0.00	$0.00	$170,754.00	$0.00	$0.00	$170,754.00

Total	$0.00	$0.00	$3,771,959.30	$0.00	$0.00	$3,771,959.30

		Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.45	$0.00	$4.45	$604,635,000.00	1.00	$604,635,000.00	1.00
Class A-1b	$1,000.00	$3.63	$0.00	$3.63	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$1,000.00	$4.62	$0.00	$4.62	$59,605,000.00	1.00	$59,605,000.00	1.00
Class C	$1,000.00	$4.78	$0.00	$4.78	$35,760,000.00	1.00	$35,760,000.00	1.00

Total	$1,000.00	$4.31	$0.00	$4.31	$875,000,000.00	1.00	$875,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$437,500,000.00		$437,500,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.